UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

FORM N-Q

JULY 31, 2016

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 56.7%
CONSUMER DISCRETIONARY - 2.7%
Media - 2.7%
National CineMedia Inc.	472,390	$7,359,836
Regal Entertainment Group, Class A Shares	523,000	12,300,960

TOTAL CONSUMER DISCRETIONARY		19,660,796

CONSUMER STAPLES - 2.9%
Household Products - 2.9%
Kimberly-Clark Corp.	123,000	15,934,650
Procter & Gamble Co.	63,000	5,392,170

TOTAL CONSUMER STAPLES		21,326,820

FINANCIALS - 19.4%
Insurance - 1.5%
MetLife Inc.	255,000	10,898,700

Real Estate Investment Trusts (REITs) - 17.9%
Alexandria Real Estate Equities Inc.	61,200	6,872,760
American Capital Agency Corp.	404,000	7,914,360
Annaly Capital Management Inc.	755,000	8,289,900
Apartment Investment and Management Co., Class A Shares	117,000	5,378,490
AvalonBay Communities Inc.	37,000	6,869,050
DCT Industrial Trust Inc.	63,575	3,192,737
DuPont Fabros Technology Inc.	87,000	4,161,210
EPR Properties	112,100	9,418,642
Equity Residential	135,000	9,178,650
Hospitality Properties Trust	219,000	6,988,290
Parkway Properties Inc.	100,700	1,749,159
Ramco-Gershenson Properties Trust	117,000	2,321,280
Retail Properties of America Inc., Class A Shares	332,200	5,856,686
Senior Housing Properties Trust	150,000	3,331,500
Simon Property Group Inc.	45,800	10,398,432
Spirit Realty Capital Inc.	369,927	5,056,902
Starwood Property Trust Inc.	659,000	14,366,200
STORE Capital Corp.	132,300	4,126,437
Weyerhaeuser Co.	480,783	15,731,220

Total Real Estate Investment Trusts (REITs)		131,201,905

TOTAL FINANCIALS		142,100,605

HEALTH CARE - 9.1%
Pharmaceuticals - 9.1%
AstraZeneca PLC, ADR	361,000	12,324,540
Bristol-Myers Squibb Co.	170,000	12,717,700
GlaxoSmithKline PLC, ADR	83,000	3,740,810
Johnson & Johnson	73,000	9,141,790
Merck & Co. Inc.	264,000	15,486,240
Pfizer Inc.	352,000	12,985,280

TOTAL HEALTH CARE		66,396,360

INDUSTRIALS - 5.3%
Aerospace & Defense - 3.5%
Lockheed Martin Corp.	100,000	25,273,000

Electrical Equipment - 0.4%
Emerson Electric Co.	55,000	3,074,500

Industrial Conglomerates - 0.9%
General Electric Co.	222,000	6,913,080

Transportation Infrastructure - 0.5%
Macquarie Infrastructure Corp.	48,000	3,679,200

TOTAL INDUSTRIALS		38,939,780

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY		SHARES	VALUE
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.5%
Cisco Systems Inc.		124,000	$3,785,720

IT Services - 1.0%
Paychex Inc.		122,800	7,279,584

Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.		258,000	8,993,880
Maxim Integrated Products Inc.		182,000	7,421,960
Microchip Technology Inc.		78,000	4,339,920

Total Semiconductors & Semiconductor Equipment			20,755,760

Software - 2.2%
Microsoft Corp.		280,000	15,870,400

Technology Hardware, Storage & Peripherals - 1.9%
Apple Inc.		130,400	13,588,984

TOTAL INFORMATION TECHNOLOGY			61,280,448

MATERIALS - 1.3%
Chemicals - 0.8%
Dow Chemical Co.		105,000	5,635,350

Containers & Packaging - 0.5%
International Paper Co.		84,000	3,848,040

TOTAL MATERIALS			9,483,390

TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 4.8%
AT&T Inc.		421,000	18,225,090
Verizon Communications Inc.		296,000	16,401,360

Total Diversified Telecommunication Services			34,626,450

Wireless Telecommunication Services - 0.9%
Vodafone Group PLC, ADR		216,000	6,674,400

TOTAL TELECOMMUNICATION SERVICES			41,300,850

UTILITIES - 1.9%
Electric Utilities - 0.9%
PPL Corp.		177,000	6,674,670

Multi-Utilities - 1.0%
CenterPoint Energy Inc.		308,000	7,367,360

TOTAL UTILITIES			14,042,030

TOTAL COMMON STOCKS (Cost - $346,167,000)			414,531,079

	RATE
CONVERTIBLE PREFERRED STOCKS - 7.5%
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	7.500%	294,000	11,183,760

FINANCIALS - 1.3%
Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	5.250%	48,000	5,406,240
American Tower Corp.	5.500%	38,300	4,237,895

TOTAL FINANCIALS			9,644,135

HEALTH CARE - 1.8%
Pharmaceuticals - 1.8%
Allergan PLC	5.500%	15,000	13,445,100

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	SHARES	VALUE
INDUSTRIALS - 0.9%
Machinery - 0.9%
Stanley Black & Decker Inc.	6.250%	50,000	$6,300,500

UTILITIES - 2.0%
Electric Utilities - 2.0%
Exelon Corp.	6.500%	291,000	14,564,550

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $56,823,555)			55,138,045

INVESTMENTS IN UNDERLYING FUNDS - 6.3%
Financials - 6.3%
Ares Capital Corp.		710,000	10,749,400	(a)
FS Investment Corp.		685,000	6,507,500	(a)
Golub Capital BDC Inc.		508,000	9,672,320	(a)
TCP Capital Corp.		846,000	13,451,400	(a)
TriplePoint Venture Growth BDC Corp.		490,000	5,610,500	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $49,625,620)			45,991,120

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 26.4%
DIVERSIFIED ENERGY INFRASTRUCTURE - 8.7%
Energy Transfer Partners LP		677,000	26,741,500
Enterprise Products Partners LP		666,000	18,961,020
Genesis Energy LP		309,000	11,241,420
Plains GP Holdings LP, Class A Shares		614,000	6,520,680

TOTAL DIVERSIFIED ENERGY INFRASTRUCTURE			63,464,620

FINANCIALS - 1.8%
Blackstone Group LP		496,000	13,312,640

GLOBAL INFRASTRUCTURE - 1.7%
Brookfield Infrastructure Partners LP		93,000	4,376,580
Brookfield Renewable Partners LP		260,000	8,086,853

TOTAL GLOBAL INFRASTRUCTURE			12,463,433

LIQUIDS TRANSPORTATION & STORAGE - 6.2%
Buckeye Partners LP		84,800	6,110,688
Enbridge Energy Partners LP		805,000	18,804,800
Magellan Midstream Partners LP		76,000	5,537,360
PBF Logistics LP		285,000	6,284,250
World Point Terminals LP		532,950	8,511,212

TOTAL LIQUIDS TRANSPORTATION & STORAGE			45,248,310

NATURAL GAS TRANSPORTATION & STORAGE - 1.1%
Hoegh LNG Partners LP		435,224	8,304,074

OFFSHORE - 0.8%
Dynagas LNG Partners LP		403,570	5,702,444

OIL/REFINED PRODUCTS - 3.3%
CrossAmerica Partners LP		208,000	4,888,000
MPLX LP		301,000	9,767,450
Sunoco LP		105,000	3,255,000
VTTI Energy Partners LP		316,532	6,279,995

TOTAL OIL/REFINED PRODUCTS			24,190,445

PETROCHEMICALS - 0.4%
Westlake Chemical Partners LP		149,500	3,268,070

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY		SHARES/UNITS	VALUE
REFINING - 0.5%
Western Refining Logistics LP		145,000	$3,597,450

SHIPPING - 1.9%
Golar LNG Partners LP		312,000	5,959,200
KNOT Offshore Partners LP		400,000	7,884,000

TOTAL SHIPPING			13,843,200

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $200,238,318)			193,394,686

	RATE	SHARES
PREFERRED STOCKS - 1.0%
UTILITIES - 1.0%
Electric Utilities - 1.0%
NextEra Energy Inc. (Cost - $6,408,978)	6.371%	114,000	7,115,880

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $659,263,471)			716,170,810

SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $15,007,436)	0.460%	15,007,436	15,007,436

TOTAL INVESTMENTS - 99.9% (Cost - $674,270,907#)			731,178,246
Other Assets in Excess of Liabilities - 0.1%			503,158

TOTAL NET ASSETS - 100.0%			$731,681,404

(a)	Security is a business development company.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$414,531,079	—	—	$414,531,079
Convertible Preferred Stocks	55,138,045	—	—	55,138,045
Investments in Underlying Funds	45,991,120	—	—	45,991,120
Master Limited Partnerships	193,394,686	—	—	193,394,686
Preferred Stocks	7,115,880	—	—	7,115,880

Total Long-Term Investments	$716,170,810	—	—	$716,170,810

Short-Term Investments†	15,007,436	—	—	15,007,436

Total Investments	$731,178,246	—	—	$731,178,246

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$91,283,695
Gross unrealized depreciation	(34,376,356)

Net unrealized appreciation	$56,907,339

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 21, 2016